RELATED PARTY TRANSACTIONS - Transactions with Cedarwalk in Connection with the Business Combination (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 28, 2022
Related Party Transaction [Line Items]
Net revenue		$ 272,071	$ 273,868	$ 218,138
Cost of goods sold		89,053	82,124	76,561
Related Party
Related Party Transaction [Line Items]
Accounts receivable, net		1,220	792
Cedarwalk | Waldencast plc | Related Party | Class A Ordinary Shares | Obagi China Business
Related Party Transaction [Line Items]
Ownership interest in fully diluted Class A ordinary shares (percent)					24.50%
Obagi China Business | Related Party
Related Party Transaction [Line Items]
Accounts receivable, net		1,200	800
Transition services, initial term	12 months
Obagi China Business | Related Party | Supply Commitment
Related Party Transaction [Line Items]
Net revenue		0	2,800	5,600
Cost of goods sold		$ 0	$ 800	$ 1,700